restructuring and other costs (Tables)	6 Months Ended
Jun. 30, 2025
restructuring and other costs
Schedule of restructuring and other costs presented in the Consolidated statements of income and other comprehensive income

	Three months		Six months
Periods ended June 30 (millions)	2025	2024	2025	2024
Restructuring [1] (b)
Goods and services purchased	$42	$41	$76	$138
Employee benefits expense	87	79	144	199
	129	120	220	337
Other (c)
Goods and services purchased	4	1	10	2
Total
Goods and services purchased	46	42	86	140
Employee benefits expense	87	79	144	199
	$133	$121	$230	$339

1	For the three-month and six-month periods ended June 30, 2025, excludes real estate rationalization-related restructuring net impairments of property, plant and equipment of $1 (2024 – $31) and $4 (2024 – $99), respectively, which are included in depreciation.